Glencore pre-payment facility (Details) - Metagri S.A. de C.V. [Member] - USD ($) $ in Millions	Mar. 30, 2017	Dec. 31, 2021
Prepayment Facility [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount of debt		$ 15.0
Annual principal repayment due 2018		3.9
Annual principal repayment due 2019		5.5
Annual principal repayment due 2020		2.7
Annual principal repayment due 2021		$ 1.4
Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount of debt	$ 15.0
Term loan	4 years
Interest rate	5.00%